Unaudited Condensed Consolidated Statements of Changes in Shareholders’ (Deficits) Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Additional paid-in capital	Statutory Reserve	Retained Earnings	Accumulated other comprehensive (loss) income	Total
Balance at Dec. 31, 2023	$ 2,487	$ 1,725	$ 1,755,595	$ 158,027	$ 9,462,217	$ 35,528	$ 11,415,579
Balance (in Shares) at Dec. 31, 2023	24,871,433	17,247,383
Repurchase and cancellation of Class B ordinary shares		$ (48)	(865,452)				(865,500)
Repurchase and cancellation of Class B ordinary shares (in Shares)		(480,834)
Net income (loss)					(6,335,879)		(6,335,879)
Foreign currency translation adjustments						202,276	202,276
Balance at Jun. 30, 2024	$ 2,487	$ 1,677	890,143	158,027	3,126,338	237,804	4,416,476
Balance (in Shares) at Jun. 30, 2024	24,871,433	16,766,549
Balance at Dec. 31, 2024	$ 2,487	$ 2,452	4,889,368	158,027	2,042,805	(3,924)	7,091,215
Balance (in Shares) at Dec. 31, 2024	24,871,433	24,518,489
Adjustment of statutory reserve due to disposal of a subsidiary				(133,630)	133,630
Net income (loss)					3,419,915		3,419,915
Foreign currency translation adjustments						(854,774)	(854,774)
Balance at Jun. 30, 2025	$ 2,487	$ 2,452	$ 4,889,368	$ 24,397	$ 5,596,350	$ (858,698)	$ 9,656,356
Balance (in Shares) at Jun. 30, 2025	24,871,433	24,518,489